Summary of Goodwill Acquired by Allocation to Reporting Units (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Goodwill [Line Items]
Goodwill	$ 252,912	¥ 1,755,970	$ 252,912	¥ 1,755,970	¥ 1,755,970	¥ 410,500
Hosting and Related Services
Goodwill [Line Items]
Goodwill	142,522	989,530
Managed Network Services
Goodwill [Line Items]
Goodwill	$ 110,390	¥ 766,440